Loss per share (Tables)	12 Months Ended
Dec. 31, 2020
Loss per share
Schedule of basic and diluted loss per share

	2020	2019

Net loss for the year	$21,622	$15,222
Weighted average number of common shares	17,294,653	11,098,719
Basic and diluted loss per share	$1.25	$1.37